March 28, 1996

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

RE:  StrattonMonthly Dividend Shares, Inc.
     Amended Rule 24f-2 Notice --- File No. 2-42379 & 811-2240

Gentlemen:

In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Stratton Montlhy Dividend Sahres,
Inc. (the "Fund") hereby files one copy of its amended 24f-2 Notice for the fiscal year ended January 31, 1996.

Enclosed herewith is an Opinion of Counsel, ( EX-5), to the effect that the shares sold during the fiscal year, in reliance upon registration pursuant to Rule 24f-2 were, when issued for payment as described in the Fund's Prospectus, validly issued, fully-paid, and non-assessable by the Fund.

Please note that this amended filing is being done solely for the purpose of supplying the Funds' Power of Attorney (EX-24)for the signature page of the form.

Sincerely,


William J. Baltrus
Corporate Compliance Administrator
Stratton Growth Fund, Inc.

cc:  Robert Juelke, Esq. (DBR)
     Patricia L. Sloan   (SMC)
     John Woodcock       (TWB)

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24f-2
            Annual Notice of Securities Sold Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.   NAME AND ADDRESS OF ISSUER:
     Stratton Monthly Dividend Shares, Inc.
     610 W. Germantown Pike, Suite 300
     Plymouth Meeting PA 19462-1050



2.   NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS
     FILED:
     Stratton Monthly Dividend Shares, Inc.







3.   INVESTMENT COMPANY ACT FILE NUMBER:      811-2240

     SECURITIES ACT FILE NUMBER:              2-42379



4.   LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:


                               January  31, 1996



5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24f-2 DECLARATION:


         [  ]

6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24f-2(a)(1), IF APPLICABLE (SEE INSTRUCTION A.6):

                                      N/A


7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

     Number of Shares... 0           Amount... $0



8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:

      Number of Shares...646,589     Amount...$15,925,493


9.   NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
     FISCAL YEAR:

     Number of Shares...757,154      Aggregate Sale Price...$19,154,193



10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24f-2:

     Number of Shares...757,154      Aggregate Sale Price...$19,154,193


11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

     Number of Shares...239,595      Aggregate Sale Price...$6,039,536

12.  CALCULATION OF REGISTRATION FEE:

      (i) Aggregate Sale Price of Securities Sold
          during the Fiscal Year in reliance on
          Rule 24f-2 (from Item 10).......................$19,154,193

     (ii) Aggregate Price of Shares Issued
          in connection with Dividend Reinvestment Plans
          (from Item 11, if applicable).................+ $6,039,536

    (iii) Aggregate Price of Shares Redeemed
          or Repurchased during the Fiscal Year
          (if applicable)...............................- $42,358,242

     (iv) Aggregate Price of Shares Redeemed
          or Repurchased and previously applied as
          a reduction to Filing Fees Pursuant to
          Rule 24e-2(if applicable).....................+$0


      (v) Net Aggregate Price of Securities Sold and issued
          during the Fiscal Year in reliance on Rule 24f-2
          [line(i), plus line (ii), less line (iii),
          plus line (iv)] (if applicable)............... $ (17,164,513)

     (vi) Multiplier prescribed by Section 6(b) under the
          Securities Act of 1933 or other Applicable
          Law or Regulation (see Instruction C.6).......  1/2900

    (vii) FEE DUE
          [line (i) or line (v) multiplied by line(vi)]= $   0


INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and (v)
               only if the Form is being filed within 60 days after the close of the Issuer's Fiscal Year. See Instruction C.3.

13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3a OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 203.3a)


         [  ]

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S LOCKBOX DEPOSITORY:






                                  SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


By: Willaim J. Baltrus                   By:

Title: Attorney-In-Fact                  Title:

Date: March               26, 1996       Date:                   , 1996


     * Please print the name and title of the signing officer below the signature.